Equity - Reclassification out of accumulated other comprehensive income (Detail) - USD ($) $ in Millions		3 Months Ended											6 Months Ended			12 Months Ended
		Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales		$ 233.7				$ 280.8							$ 441.6	$ 519.6		$ 1,068.4		$ 1,073.3		$ 1,030.9
Total before tax		(19.2)		$ (62.8)	$ (59.1)	(53.9)		$ (20.6)	$ (37.7)	$ (51.0)	$ (52.4)	$ (46.1)	(41.9)	(74.4)		(196.3)		(187.2)		(204.6)
Income taxes		4.1				17.0							8.7	23.5		39.3		25.9		55.3
Net earnings		(15.1)		$ (65.1)	$ (41.1)	(36.9)		(14.0)	$ (27.4)	$ (62.9)	$ (36.9)	$ (32.6)	(33.2)	(50.9)		(157.1)		(159.8)		$ (146.1)
Total reclassifications for the period																(4.1)		(1.2)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net earnings																(3.0)
Total reclassifications for the period		(0.6)				(0.8)							(1.6)	(1.8)
Gains and Losses on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period			$ (0.6)					(0.7)					(0.4)	(0.6)		(3.0)		(0.8)
Gains and Losses on Cash Flow Hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		(0.3)				(1.0)							(1.3)	(2.1)		(4.8)		(1.2)
Income taxes		0.1				0.4							0.5	0.8		1.8		0.4
Net earnings		(0.2)				(0.6)							(0.8)	(1.3)				(0.8)
Total before tax	[1]	(0.7)											(1.3)
Gains and Losses on Cash Flow Hedges | Reclassification out of Accumulated Other Comprehensive Income | Foreign currency exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales						(0.4)							(0.1)	(0.9)		(1.4)		(0.9)
Gains and Losses on Cash Flow Hedges | Reclassification out of Accumulated Other Comprehensive Income | Commodity contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales		(0.3)				(0.6)							(1.2)	(1.2)		(3.4)		(0.3)
Amortization of prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax																0.0		0.3	[2]
Actuarial losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax						(0.2)	[1]							(0.5)	[1]	(1.1)	[2]	(0.8)	[2]
Pension & Postretirement
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax						(0.2)								(0.5)		(1.1)		(0.5)
Tax benefit																0.0		0.1
Total reclassifications for the period			$ (0.5)					$ (0.3)					(0.2)	(0.2)		$ (1.1)		$ (0.4)
Pension & Postretirement | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		(0.7)											(1.3)
Tax benefit		0.3											0.5
Total reclassifications for the period		$ (0.4)				$ (0.2)							$ (0.8)	$ (0.5)

[1]	These other comprehensive income (loss) components are included in the net periodic pension cost (see Note 16, "Employee Benefit Plans," for further details).
[2]	These other comprehensive income components are included in the net periodic pension cost (see Note 19, "Employee Benefit Plans," for further details).